SCHEDULE OF ACCRUED AND OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Credit card payable	$ 11,609		$ 53,240
Insurance premium	81,253	187,198
Payroll and employee-related liabilities	34,107
Professional fees	646,370	217,964
Other payable	13,592	296,682
Total accrued expenses and other liabilities	$ 786,931	701,844	219,815
Attorney fees payable			56,957
Audit fees payable		33,033	71,532
Other professional fees payable			24,682
Other payable		$ 481,613	$ 13,404